Neuberger Berman Equity Funds

INVESTOR CLASS

Neuberger Berman Focus Fund — NBSSX

Neuberger Berman Genesis Fund — NBGNX

Neuberger Berman Guardian Fund — NGUAX

Neuberger Berman International Fund — NBISX

Neuberger Berman Large Cap Disciplined Growth Fund — NBCIX

Neuberger Berman Mid Cap Growth Fund — NMANX

Neuberger Berman Partners Fund — NPRTX

Neuberger Berman Regency Fund — NBRVX

Neuberger Berman Small Cap Growth Fund — NBMIX

Neuberger Berman Socially Responsive Fund — NBSRX

Prospectus December 17, 2010

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
Neuberger Berman Equity Funds

Fund Summaries
Neuberger Berman Focus Fund	2
Neuberger Berman Genesis Fund	6
Neuberger Berman Guardian Fund	10
Neuberger Berman International Fund	15
Neuberger Berman Large Cap Disciplined Growth Fund	20
Neuberger Berman Mid Cap Growth Fund	25
Neuberger Berman Partners Fund	29
Neuberger Berman Regency Fund	34
Neuberger Berman Small Cap Growth Fund	39
Neuberger Berman Socially Responsive Fund	44
Descriptions of Certain Practices and Security Types	49
Additional Information about Principal Investment Risks	49
Information about Additional Risks	51
Descriptions of Indices	51
Management of the Funds	52
Financial Highlights	55

Your Investment
Share Prices	65
Privileges and Services	66
Distributions and Taxes	66
Maintaining Your Account	68
Buying Shares	73
Selling Shares	74
Redemption Fee	75
Market Timing Policy	76
Portfolio Holdings Policy	76
Fund Structure	76

Fund Summaries
Neuberger Berman Focus Fund
Investor Class Shares (NBSSX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.79
Distribution (12b-1) fees	None
Other expenses	0.19
Total annual operating expenses	0.98

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$100	$312	$542	$1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests in a highly concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Manager, with the assistance of Neuberger Berman research analysts, looks for what he believes to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target valuation, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

2 Focus Fund

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

3 Focus Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
12.42	-6.69	-36.41	64.89	5.00	0.00	12.41	6.54	-40.68	29.27
Best quarter: Q2 ’03, 34.06% Worst quarter: Q3 ’02, -31.87% Year-to-date performance as of 9/30/2010: -0.45%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	29.27	-1.69	0.59
Return After Taxes on Distributions	29.12	-3.53	-0.75
Return After Taxes on Distributions and Sale of Fund Shares	19.22	-1.30	0.44
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Greg Francfort (Managing Director of NBM and NB LLC) and David Levine, CFA (Senior Vice President of NBM and NB LLC). They have managed the Fund since 2009 and 2008, respectively.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

4 Focus Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

5 Focus Fund

Neuberger Berman Genesis Fund
Investor Class Shares (NBGNX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.92
Distribution (12b-1) fees	None
Other expenses	0.14
Total annual operating expenses	1.06

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

6 Genesis Fund

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

7 Genesis Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
32.51	12.11	-2.96	31.70	18.76	16.37	7.31	21.89	-32.88	26.32
Best quarter: Q2 ’09, 16.30% Worst quarter: Q4 ’08, -26.55% Year-to-date performance as of 9/30/2010: 6.43%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	26.32	5.23	11.27
Return After Taxes on Distributions	26.32	4.20	10.37
Return After Taxes on Distributions and Sale of Fund Shares	17.11	4.51	9.88
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Judith M. Vale, Robert W. D’Alelio, Michael L. Bowyer and Brett S. Reiner (each a Managing Director of NBM and NB LLC). Ms. Vale and Mr. D’Alelio are Portfolio Managers and have co-managed the Fund since 1994 and 1997, respectively. Mr. Bowyer and Mr. Reiner are Associate Portfolio Managers and have co-managed the Fund since 2005.

8 Genesis Fund

BUYING AND SELLING SHARES

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

Shares of the Fund also are available directly from NBM. Investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

9 Genesis Fund

Neuberger Berman Guardian Fund
Investor Class Shares (NGUAX)

GOAL

The Fund seeks long-term growth of capital; current income is a secondary goal.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.77
Distribution (12b-1) fees	None
Other expenses	0.18
Total annual operating expenses	0.95

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures –

10 Guardian Fund

the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

11 Guardian Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

12 Guardian Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-1.86	-1.84	-25.75	35.14	16.06	8.44	13.48	7.61	-38.21	30.21
Best quarter: Q2 ’03, 18.36% Worst quarter: Q4 ’08, -26.36% Year-to-date performance as of 9/30/2010: 5.62%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	30.21	1.27	1.80
Return After Taxes on Distributions	30.11	0.27	0.80
Return After Taxes on Distributions and Sale of Fund Shares	19.76	1.09	1.32
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Portfolio Manager Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Associate Portfolio Managers Ingrid S. Dyott (Managing Director of NBM and NB LLC), Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2002. Ms. Dyott joined as an Associate Manager in 2003, Mr. Ladiwala in 2003, and Mr. Subhas in 2008.

13 Guardian Fund

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

14 Guardian Fund

Neuberger Berman International Fund
Investor Class Shares (NBISX)

GOAL

The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange fee on shares held 60 days or less (as a % of amount redeemed/exchanged)	2.00
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.10
Distribution (12b-1) fees	None
Other expenses	0.31
Acquired fund fees and expenses	0.02
Total annual operating expenses	1.43
Fee waiver and/or expense reimbursement	0.01
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.42

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$145	$449	$779	$1,710

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.40% of average net assets. This undertaking lasts until 8/31/2014. The Fund has agreed that Investor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

15 International Fund

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other

16 International Fund

types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

17 International Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-24.36	-18.01	-13.10	43.30	30.33	23.96	25.18	3.02	-45.74	35.77
Best quarter: Q2 ’09, 22.83% Worst quarter: Q3 ’08, -23.97% Year-to-date performance as of 9/30/2010: 8.51%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
International Fund
Return Before Taxes	35.77	3.33	1.72
Return After Taxes on Distributions	35.29	1.92	0.53
Return After Taxes on Distributions and Sale of Fund Shares	23.39	2.74	1.21
MSCI EAFE Index (reflects no deduction for fees or expenses)	32.46	4.02	1.58
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by Benjamin Segal (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

18 International Fund

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a redemption/exchange fee is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable redemption/exchange fee.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

19 International Fund

Neuberger Berman Large Cap Disciplined Growth Fund
Investor Class Shares (NBCIX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.80
Distribution (12b-1) fees	None
Other expenses	0.44
Total annual operating expenses	1.24
Fee waiver and/or expense reimbursement	0.13
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.11

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$113	$353	$627	$1,450

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.11% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Investor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.11% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic

20 Large Cap Disciplined Growth Fund

companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually

21 Large Cap Disciplined Growth Fund

difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

22 Large Cap Disciplined Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-15.48	-29.01	-32.03	25.80	1.53	6.95	8.91	17.07	-34.93	27.19
Best quarter: Q4 ’01, 20.00% Worst quarter: Q1 ’01, -28.50% Year-to-date performance as of 9/30/2010: 1.63%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Large Cap Disciplined Growth Fund
Return Before Taxes	27.19	2.45	-5.17
Return After Taxes on Distributions	27.18	2.44	-5.18
Return After Taxes on Distributions and Sale of Fund Shares	17.69	2.10	-4.22
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	37.21	1.63	-3.99
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Daniel D. Rosenblatt (Managing Director of NBM and NB LLC), John J. Barker (Managing Director of NBM and NB LLC), Daniel J. Fletcher, CFA (Managing Director of NBM and NB LLC) and Lawrence K. Fisher (Managing Director of NBM and NB LLC). Messrs. Rosenblatt, Barker and Fletcher have managed the Fund since 2007, and Mr. Fisher has managed the Fund since 2008.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors.  Only certain investors are allowed to purchase Investor Class shares of the Fund.  See "Maintaining Your Account" in the prospectus.

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

23 Large Cap Disciplined Growth Fund

For certain investors, shares of the Fund may be available directly from NBM.  See "Maintaining Your Account" in the prospectus.  Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

24 Large Cap Disciplined Growth Fund

Neuberger Berman Mid Cap Growth Fund
Investor Class Shares (NMANX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.80
Distribution (12b-1) fees	None
Other expenses	0.27
Acquired fund fees and expenses	0.02
Total annual operating expenses	1.09

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

25 Mid Cap Growth Fund

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

26 Mid Cap Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-11.42	-29.66	-31.23	30.57	16.22	13.38	14.59	21.59	-40.98	29.17
Best quarter: Q1 ’00, 24.87% Worst quarter: Q3 ’01, -30.09% Year-to-date performance as of 9/30/2010: 12.54%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Mid Cap Growth Fund
Return Before Taxes	29.17	3.79	-2.41
Return After Taxes on Distributions	29.17	3.79	-3.21
Return After Taxes on Distributions and Sale of Fund Shares	18.96	3.25	-2.19
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	46.29	2.40	-0.52
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by Kenneth J. Turek (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

27 Mid Cap Growth Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

28 Mid Cap Growth Fund

Neuberger Berman Partners Fund
Investor Class Shares (NPRTX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.72
Distribution (12b-1) fees	None
Other expenses	0.13
Total annual operating expenses	0.85

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

29 Partners Fund

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

30 Partners Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

31 Partners Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
0.57	-3.02	-24.82	35.87	19.21	17.99	13.19	10.10	-51.98	56.10
Best quarter: Q2 ’09, 28.23% Worst quarter: Q4 ’08, -32.80% Year-to-date performance as of 9/30/2010: 2.22%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	56.10	1.96	2.73
Return After Taxes on Distributions	55.93	1.51	2.23
Return After Taxes on Distributions and Sale of Fund Shares	36.59	1.70	2.24
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	19.69	-0.25	2.47
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 1998.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

32 Partners Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

33 Partners Fund

Neuberger Berman Regency Fund
Investor Class Shares (NBRVX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.81
Distribution (12b-1) fees	None
Other expenses	0.44
Total annual operating expenses	1.25

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for what he believes to be undervalued companies with high-quality businesses. Factors in identifying these firms may include: historical low valuation; above-average returns on invested capital; and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

34 Regency Fund

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

35 Regency Fund

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

36 Regency Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
31.24	-2.34	-11.69	35.88	22.34	12.42	11.55	5.09	-47.19	48.02
Best quarter: Q3 ’09, 25.73% Worst quarter: Q4 ’08, -28.29% Year-to-date performance as of 9/30/2010: 10.15%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Regency Fund
Return Before Taxes	48.02	0.60	6.84
Return After Taxes on Distributions	47.84	-0.24	5.71
Return After Taxes on Distributions and Sale of Fund Shares	31.39	0.50	5.63
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	34.21	1.98	7.58
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 2005. He previously co-managed the Fund from its inception in 1999 to 2000.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

37 Regency Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

38 Regency Fund

Neuberger Berman Small Cap Growth Fund
Investor Class Shares (NBMIX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.11
Distribution (12b-1) fees	None
Other expenses	0.40
Total annual operating expenses	1.51
Fee waiver and/or expense reimbursement	0.20
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.31

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$133	$415	$718	$1,579

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.30% of average net assets. This undertaking lasts until 8/31/2021. The Fund has agreed that Investor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive

39 Small Cap Growth Fund

returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

40 Small Cap Growth Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

41 Small Cap Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-28.68	-14.47	-44.46	33.26	16.20	15.22	7.98	26.41	-42.26	23.07
Best quarter: Q4 ’01, 28.91% Worst quarter: Q3 ’01, -27.89% Year-to-date performance as of 9/30/2010: 3.78%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Small Cap Growth Fund
Return Before Taxes	23.07	2.25	-5.20
Return After Taxes on Distributions	23.07	2.25	-6.00
Return After Taxes on Distributions and Sale of Fund Shares	15.00	1.92	-4.62
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.47	0.87	-1.37
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by David H. Burshtan (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

42 Small Cap Growth Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

43 Small Cap Growth Fund

Neuberger Berman Socially Responsive Fund
Investor Class Shares (NBSRX)

GOAL

The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.77
Distribution (12b-1) fees	None
Other expenses	0.18
Total annual operating expenses	0.95

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or

44 Socially Responsive Fund

the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy of investing at least 80% of its net assets in equity securities selected in accordance with its social policy and cannot change that policy without providing investors at least 60 days’ written notice. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

45 Socially Responsive Fund

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

46 Socially Responsive Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31/ EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-0.44	-2.57	-14.45	34.48	13.57	7.58	14.44	7.48	-38.77	30.61
Best quarter: Q2 ’09, 15.32% Worst quarter: Q4 ’08, -26.61% Year-to-date performance as of 9/30/2010: 8.81%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Socially Responsive Fund
Return Before Taxes	30.61	1.14	2.98
Return After Taxes on Distributions	30.55	0.81	2.44
Return After Taxes on Distributions and Sale of Fund Shares	19.97	0.99	2.42
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Co-Portfolio Managers Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Ingrid S. Dyott (Managing Director of NBM and NB LLC), and Associate Portfolio Managers Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2001. Ms. Dyott became Co-Portfolio Manager of the Fund in 2003. Mr. Ladiwala joined as an Associate Manager in 2003, and Mr. Subhas in 2008.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

47 Socially Responsive Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

48 Socially Responsive Fund

Descriptions of Certain Practices and Security Types

Emerging Market Countries. Emerging market countries are generally considered to be those countries whose economies are less developed than the economies of countries such as the United States or most nations in Western Europe.

Foreign Stocks. There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore may follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification.

Value Investing. At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non-fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

Growth Investing. For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

Social Investing. Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

Additional Information about Principal Investment Risks

This section provides additional information about a Fund’s principal investment risks described in its Fund Summary section.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Changes in the financial condition of a single issuer can impact the market as a whole. To the extent that a Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance. Because many investors buy stocks on margin, increases in interest rates generally reduce market prices of equities. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s stock or debt may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment.

Sector Risk. A Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent a Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. These countries may also have less developed legal and accounting systems. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A Fund could also underperform if the Fund’s Portfolio Managers invest in countries or regions whose economic performance falls short. To the extent that a Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent that a Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. A Fund’s Portfolio Manager may determine not to hedge currency risks, even if suitable instruments appear to be available.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk). To the extent a Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several sectors and industries simultaneously. Growth stocks also may lack the dividends often associated with value stocks that can cushion their decline in a falling market. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk. Value stocks may remain undervalued during a given period, may not ever realize their full value or may be appropriately priced. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged.

Social Investing Risk. A Fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are: the social policy could cause the Fund to sell or avoid stocks that subsequently perform well; undervalued stocks that do not meet the social criteria could outperform those that do; or economic or political changes could make certain companies less attractive for investment.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Funds. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Risks

A Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that a Fund engages in borrowing or securities lending, or uses derivatives, or invests in foreign securities, it will be subject to the additional risks associated with these practices and securities.

Borrowing, securities lending and using derivatives could create investment leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If a Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Neuberger Berman International Fund may use derivatives for hedging as well as for speculation. A derivative instrument, whether used for hedging or for speculation, could fail to perform as expected, causing a loss for the Fund.

Foreign securities involve risks in addition to those associated with comparable U.S. securities, and can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

When a Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help a Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect a Fund’s performance and a Fund may not achieve its goal.

Descriptions of Indices

The MSCI EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

The Russell 1000 Growth Index is an unmanaged index of U.S. mid- and large-cap growth stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Value Index is an unmanaged index of U.S. mid-cap value stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

Management of the Funds

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is each Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing a Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees a Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $179.7 billion in total assets (as of 9/30/2010) and continue an asset management history that began in 1939.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Funds’ semi-annual report to shareholders dated February 2009.

Neuberger Berman Focus Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.79% of its average net assets.

Neuberger Berman Genesis Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.92% of its average net assets.

Neuberger Berman Guardian Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.77% of its average net assets.

Neuberger Berman International Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 1.10% of its average net assets.

Neuberger Berman Large Cap Disciplined Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.80% of its average net assets.

Neuberger Berman Mid Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.80% of its average net assets.

Neuberger Berman Partners Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.72% of its average net assets.

Neuberger Berman Regency Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.78% of its average net assets, after voluntary waiver.

The Manager has voluntarily agreed to waive its management fee in the amount of 0.05% of the average daily net assets of the Fund effective March 8, 2010. The Manager may, at its sole discretion, modify or terminate this voluntary waiver without notice to the Fund.

Neuberger Berman Small Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 1.11% of its average net assets.

The Manager has voluntarily undertaken to waive or reimburse certain expenses of Investor Class of the Fund so that its total annual operating expenses are limited to 1.15% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses, if any, and is in addition to the contractual undertaking described previously in this prospectus. The Manager may, at its sole discretion, terminate this voluntary commitment with notice to the Fund.

Neuberger Berman Socially Responsive Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.77% of its average net assets.

Portfolio Managers

Please see the Statement of Additional Information for additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of shares in the Fund(s) that he or she manages.

Neuberger Berman Focus Fund

Greg Francfort is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. From 2004 to 2009, he served as an adjunct finance professor at the Columbia University Graduate School of Business and president of another investment advisory firm. Prior to 2004, he was a portfolio manager at Neuberger Berman. He has been a Portfolio Manager of the Fund since 2009.

David Levine, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager of the Fund since 2008. He is a Portfolio Manager of the Large Cap Value Team of Neuberger Berman LLC. He joined Neuberger Berman in 1995.

Neuberger Berman Genesis Fund

Judith M. Vale and Robert W. D’Alelio are Managing Directors of Neuberger Berman Management LLC and Neuberger Berman LLC. Ms. Vale and Mr. D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Ms. Vale has co-managed the Fund’s assets since 1994. Mr. D’Alelio joined the firm in 1996 and has co-managed the Fund’s assets since 1997.

Michael L. Bowyer and Brett S. Reiner are Managing Directors of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Bowyer and Mr. Reiner have been members of the Small Cap Group since 2001 and 2003, respectively. Mr. Bowyer joined the firm in 1996 and Mr. Reiner joined the firm in 2000. They are the Associate Portfolio Managers of the Fund and have co-managed the Fund’s assets since 2005.

Neuberger Berman Guardian Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm in 2001 and has managed the Fund since 2002.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been an Associate Manager of the Fund since 2003 and has been a Portfolio Manager at Neuberger Berman since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

Neuberger Berman International Fund

Benjamin Segal is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since 2003. He has been a Portfolio Manager at Neuberger Berman Management LLC since 2000, with responsibility for other mutual funds advised by the Manager.

Neuberger Berman Large Cap Disciplined Growth Fund

Daniel D. Rosenblatt is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since 2007.

John J. Barker is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since 2007.

Daniel J. Fletcher, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since 2007.

Lawrence K. Fisher is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Fisher has been a Portfolio Manager of the Fund since 2008, and he joined Neuberger Berman in 1998.

Neuberger Berman Mid Cap Growth Fund

Kenneth J. Turek is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Turek has managed the Fund since 2003.

Neuberger Berman Partners Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 1998.

Neuberger Berman Regency Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management LLC since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.

Neuberger Berman Small Cap Growth Fund

David H. Burshtan is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Burshtan has managed the Fund since 2003.

Neuberger Berman Socially Responsive Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm and has been co-manager of the Fund since 2001.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been co-manager of the Fund since 2003 and before that was an Associate Manager of the Fund since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

Financial Highlights
Neuberger Berman Focus Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	37.21	34.30	32.79	24.78	16.59
Plus:	Income from investment operations
	Net investment income (loss)	0.13	0.15	0.15	0.14	0.11
	Net gains (losses) — realized and unrealized	2.24	3.33	(2.09)	(6.00)	(0.50)
	Subtotal: income from investment operations	2.37	3.48	(1.94)	(5.86)	(0.39)
Minus:	Distributions to shareholders
	Income dividends	0.24	0.15	0.16	0.14	0.13
	Capital gain distributions	5.04	4.84	5.91	2.19	—
	Subtotal: distributions to shareholders	5.28	4.99	6.07	2.33	0.13
Equals:	Share price (NAV) at end of year	34.30	32.79	24.78	16.59	16.07
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses — actual		0.87	0.87	0.88	0.99	0.97
Gross expenses		0.87(1)	0.87 (1)	0.89(1)	0.99(1)	0.97
Expenses(2)		0.88	0.88	0.89	0.99	0.97
Net investment income (loss) — actual		0.37	0.44	0.56	0.92	0.61
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		7.00(3)	10.71(3)	(7.12)(3)	(21.06)(3)	(2.39)
Net assets at end of year (in millions of dollars)		1,093.1	1,018.6	795.6	540.9	478.8
Portfolio turnover rate (%)		41	53	90	89	89

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

Financial Highlights
Neuberger Berman Genesis Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	34.03	34.92	37.55	34.95	24.39
Plus:	Income from investment operations
	Net investment income (loss)	(0.05)	0.18	(0.07)	(0.01)	(0.03)
	Net gains (losses) — realized and unrealized	1.71	5.58	3.53	(9.23)	2.08
	Subtotal: income from investment operations	1.66	5.76	3.46	(9.24)	2.05
Minus:	Distributions to shareholders
	Income dividends	—	0.46	0.16	—	—
	Capital gain distributions	0.77	2.67	5.90	1.32	—
	Subtotal: distributions to shareholders	0.77	3.13	6.06	1.32	—
Equals:	Share price (NAV) at end of year	34.92	37.55	34.95	24.39	26.44
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses — actual		1.02	1.02	1.02	1.08	1.06
Gross expenses		1.02(1)	1.03 (1)	1.03(1)	1.08(1)	1.06
Expenses(2)		1.02	1.03	1.03	1.08	1.06
Net investment income (loss) — actual		(0.15)	0.51	(0.20)	(0.04)	(0.11)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		4.89(3)	17.51(3)	10.18(3)	(25.72)(3)	8.41
Net assets at end of year (in millions of dollars)		1,901.1	1,997.2	2,386.8	1,626.8	1,773.6
Portfolio turnover rate (%)		19	25	18	12	16

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

Financial Highlights
Neuberger Berman Guardian Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	17.52	18.64	19.89	16.58	11.15
Plus:	Income from investment operations
	Net investment income	0.08	0.14	0.11	0.07	0.05
	Net gains (losses) — realized and unrealized	1.16	2.49	(1.05)	(4.15)	0.84
	Subtotal: income from investment operations	1.24	2.63	(0.94)	(4.08)	0.89
Minus:	Distributions to shareholders
	Income dividends	0.12	0.07	0.13	0.05	0.06
	Capital gain distributions	—	1.31	2.24	1.30	—
	Subtotal: distributions to shareholders	0.12	1.38	2.37	1.35	0.06
Equals:	Share price (NAV) at end of year	18.64	19.89	16.58	11.15	11.98
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.
Net expenses — actual		0.88	0.87	0.88	0.97	0.95
Gross expenses		0.88(1)	0.87(1)	0.89(1)	0.97(1)	0.95
Expenses(2)		0.89	0.88	0.89	0.97	0.95
Net investment income — actual		0.47	0.69	0.59	0.67	0.40
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		7.09(3)	14.48(3)	(5.38)(3)	(22.65) (3)	7.99
Net assets at end of year (in millions of dollars)		1,417.0	1,441.6	1,252.9	875.5	869.2
Portfolio turnover rate (%)		34	20	42	29	36

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

Financial Highlights
Neuberger Berman International Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	21.01	24.23	25.68	17.64	13.58
Plus:	Income from investment operations
	Net investment income	0.28	0.26	0.38	0.16	0.13
	Net gains (losses) — realized and unrealized	3.81	3.81	(4.26)	(3.86)	0.99
	Subtotal: income from investment operations	4.09	4.07	(3.88)	(3.70)	1.12
	Redemption fees	0.01	0.00	0.00	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.13	0.29	0.80	0.36	0.14
	Capital gain distributions	0.75	2.33	3.36	—	—
	Tax return of capital	—	—	—	—	0.05
	Subtotal: distributions to shareholders	0.88	2.62	4.16	0.36	0.19
Equals:	Share price (NAV) at end of year	24.23	25.68	17.64	13.58	14.51
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.25	1.23	1.25	1.40	1.40
Gross expenses(1)		1.25	1.24	1.26	1.40	1.41
Expenses(2)		1.26	1.25	1.26	1.40	1.40
Net investment income (loss) — actual		1.19	1.02	1.80	1.38	0.93
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		20.07	17.44	(17.11)	(20.42)	8.26
Net assets at end of year (in millions of dollars)		921.4	690.6	405.2	208.8	172.5
Portfolio turnover rate (%)		48	42	53	81	61

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

Financial Highlights
Neuberger Berman Large Cap Disciplined Growth Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	6.22	6.52	7.45	7.39	6.04
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)	(0.00)	(0.00)	0.02	0.02
	Net gains (losses) — realized and unrealized	0.33	0.93	(0.06)	(1.37)	0.12
	Subtotal: income from investment operations	0.31	0.93	(0.06)	(1.35)	0.14
Minus:	Distributions to shareholders
	Income dividends	0.01	—	—	—	0.00
	Subtotal: distributions to shareholders	0.01	—	—	—	0.00
Equals:	Share price (NAV) at end of year	6.52	7.45	7.39	6.04	6.18
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.49	1.50	1.50	1.34	1.11
Gross expenses(1)		2.51	2.44	2.53	2.50	1.23
Expenses(2)		1.51	1.51	1.51	1.34	1.11
Net investment income (loss) — actual		(0.27)	(0.02)	(0.00)	0.40	0.29
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		4.92	14.26	(0.81)	(18.27)	2.37
Net assets at end of year (in millions of dollars)		10.4	10.0	11.9	11.7	11.4
Portfolio turnover rate (%)		64	46	167	132	104

All figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

Financial Highlights
Neuberger Berman Mid Cap Growth Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	7.45	8.17	10.54	9.53	7.43
Plus:	Income from investment operations
	Net investment income (loss)	(0.03)	(0.03)	(0.05)	(0.02)	(0.05)
	Net gains (losses) — realized and unrealized	0.75	2.40	(0.96)	(2.08)	1.05
	Subtotal: income from investment operations	0.72	2.37	(1.01)	(2.10)	1.00
Equals:	Share price (NAV) at end of year	8.17	10.54	9.53	7.43	8.43
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.04	1.02	1.01	1.11	1.07
Gross Expenses		1.04(1)	1.02(1)	1.01(1)	1.11(1)	1.07
Expenses(2)		1.05	1.03	1.01	1.11	1.07
Net investment income (loss) — actual		(0.36)	(0.33)	(0.49)	(0.28)	(0.55)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		9.66(3)	29.01(3)	(9.58)(3)	(22.04)(3)	13.46
Net assets at end of year (in millions of dollars)		356.7	446.3	396.7	280.9	288.0
Portfolio turnover rate (%)		45	49	70	69	70

All figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

Financial Highlights
Neuberger Berman Partners Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	28.62	28.71	32.10	28.90	21.67
Plus:	Income from investment operations
	Net investment income	0.24	0.14	0.13	0.15	0.04
	Net gains (losses) — realized and unrealized	1.43	3.96	(2.01)	(7.04)	0.45
	Subtotal: income from investment operations	1.67	4.10	(1.88)	(6.89)	0.49
Minus:	Distributions to shareholders
	Income dividends	0.27	0.20	0.12	0.09	0.13
	Capital gain distributions	1.31	0.51	1.20	0.25	—
	Subtotal: distributions to shareholders	1.58	0.71	1.32	0.34	0.13
Equals:	Share price (NAV) at end of year	28.71	32.10	28.90	21.67	22.03
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.
Net expenses — actual		0.82	0.80	0.80	0.89	0.85
Gross expenses		0.82(1)	0.80(1)	0.80(1)	0.89(1)	0.85
Expenses(2)		0.82	0.81	0.81	0.89	0.85
Net investment income — actual		0.84	0.44	0.42	0.85	0.19
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		5.87(3)	14.33(3)	(6.22)(3)	(23.27)(3)	2.21
Net assets at end of year (in millions of dollars)		2,106.7	2,267.6	2,193.1	1,337.2	1,189.1
Portfolio turnover rate (%)		33	47	41	35	42

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

Financial Highlights
Neuberger Berman Regency Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	17.37	16.52	18.65	15.02	11.07
Plus:	Income from investment operations
	Net investment income (loss)	0.13	0.13	0.07	0.07	0.01
	Net gains (losses) — realized and unrealized	0.39	2.19	(1.75)	(3.47)	1.26
	Subtotal: income from investment operations	0.52	2.32	(1.68)	(3.40)	1.27
Minus:	Distributions to shareholders
	Income dividends	0.06	0.10	0.14	0.00	0.08
	Capital gain distributions	1.31	0.09	1.81	0.55	—
	Subtotal: distributions to shareholders	1.37	0.19	1.95	0.55	0.08
Equals:	Share price (NAV) at end of year	16.52	18.65	15.02	11.07	12.26
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.11	1.08	1.11	1.36	1.22
Gross expenses(1)		1.12	1.08	1.12	1.37	1.24
Expenses(2)		1.12	1.09	1.13	1.36	1.22
Net investment income (loss) — actual		0.75	0.72	0.43	0.78	0.10
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		2.94	14.10	(9.93)	(21.04)	11.51
Net assets at end of year (in millions of dollars)		111.1	99.9	79.1	43.8	55.9
Portfolio turnover rate (%)		52	80	60	51	51

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

Financial Highlights
Neuberger Berman Small Cap Growth Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	14.19	15.01	19.15	17.92	13.15
Plus:	Income from investment operations
	Net investment income (loss)	(0.19)	(0.18)	(0.18)	(0.11)	(0.13)
	Net gains (losses) — realized and unrealized	1.01	4.32	(1.05)	(4.66)	0.66
	Subtotal: income from investment operations	0.82	4.14	(1.23)	(4.77)	0.53
Equals:	Share price (NAV) at end of year	15.01	19.15	17.92	13.15	13.68
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.57	1.27	1.29	1.30	1.15
Gross expenses(1)		1.86	1.76	1.42	1.48	1.50
Expenses(2)		1.60	1.30	1.31	1.30	1.15
Net investment income (loss) — actual		(1.21)	(1.01)	(0.93)	(0.89)	(0.89)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		5.78	27.58	(6.42)	(26.62)	4.03
Net assets at end of year (in millions of dollars)		46.9	58.1	239.9	144.1	75.4
Portfolio turnover rate (%)		142	153	185	292	235

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

Financial Highlights
Neuberger Berman Socially Responsive Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	22.91	23.88	27.20	24.51	18.74
Plus:	Income from investment operations
	Net investment income	0.09	0.18	0.15	0.09	0.06
	Net gains (losses) — realized and unrealized	1.73	3.42	(1.85)	(5.52)	1.84
	Subtotal: income from investment operations	1.82	3.60	(1.70)	(5.43)	1.90
Minus:	Distributions to shareholders
	Income dividends	0.14	0.04	0.13	0.08	0.06
	Capital gain distributions	0.71	0.24	0.86	0.26	—
	Subtotal: distributions to shareholders	0.85	0.28	0.99	0.34	0.06
Equals:	Share price (NAV) at end of year	23.88	27.20	24.51	18.74	20.58
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses — actual		0.95	0.90	0.89	0.93	0.94
Expenses(1)		0.95	0.91	0.90	0.93	0.94
Net investment income — actual		0.39	0.66	0.57	0.51	0.27
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		8.08	15.15	(6.49)	(21.83)	10.14
Net assets at end of year (in millions of dollars)		487.5	786.2	804.0	597.1	582.5
Portfolio turnover rate (%)		23	16	35	36	41

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense offset arrangements.

Your Investment

Share Prices

Because Investor Class shares of these Funds do not have a sales charge, the price you pay for each share of a Fund is the Fund’s net asset value per share. Unless a redemption fee is applied, the Funds pay you the full share price when you sell shares.

Of the Funds in this prospectus, only International Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less. If you own shares of this Fund, see “Redemption Fee” for more information on when a redemption fee would be charged to your account.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of an Investor Class share of a Fund is the total value of that Fund’s assets attributable to its Investor Class shares minus its liabilities attributable to that class, divided by the total number of that Fund’s Investor Class shares outstanding. Because the value of a Fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a market price is not available or a Fund believes a reported market price for a security does not reflect the amount it would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by the Board of Trustees. A Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund’s net asset value calculation. A Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that the foreign market closes and the time the Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a Fund’s net asset value will be subject to the judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being determined by market prices.

Privileges and Services

If you purchase Investor Class shares directly from Neuberger Berman Management LLC, you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

Systematic Investments. This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 or more a month. You choose the schedule and amount. Your investment money may come from an eligible money market fund outside the fund family or your bank account.

Systematic Withdrawals. This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access. At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone®. Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Distributions and Taxes

Distributions. Each Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, each Fund makes any distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Investor Class shares of that Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Investor Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application or contact a Fund in writing or by phone if you bought shares directly. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Investor Class shares of a Fund or paid to you in cash.

How distributions are taxed. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, “exempt investors”), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to individual retirement accounts (“IRAs”), Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, a Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

How share transactions are taxed. When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

You should consult your tax professional as to the tax rates that will apply to distributions and share transactions in taxable years beginning on or after January 1, 2011. When the prospectus, dated December 17, 2010, was being prepared, certain of the tax rates discussed above were set to expire. In the absence of legislation extending these rates beyond December 31, 2010, beginning on January 1, 2011: (1) dividends attributable to qualified dividend income will no longer qualify for the 15% maximum federal income tax rate, but instead will be taxed as ordinary income, and (2) the maximum federal income tax rate for individual shareholders on long-term capital gain (whether from a capital gain distribution or a taxable disposition of your shares) will be 20%.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider typically sends you by February. It details the distributions you received during the past year and shows their tax status. This statement, or a separate statement from us or from your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

Backup Withholding

A Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from a Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive (from you or from your investment provider) the custodian’s date of birth and social security number together with a copy of the request made to the Social Security Administration for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700. If you use an investment provider, consult it about opening a custodial account.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the Fund or paid to shareholders in cash.

Because of this, if you buy shares just before a Fund makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account or are otherwise an exempt investor, there are no tax consequences to you from distributions.

Maintaining Your Account

When you buy shares. Instructions for buying shares from Neuberger Berman Management LLC are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed “accepted” when the Funds’ transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management LLC will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management LLC or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed “accepted” on the date you preselected on your SIP application for the systematic investments to occur.

Investor Class of each of Neuberger Berman Focus Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of such Funds, as follows:

■
Grandfathered Investors may purchase Investor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund. “Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a Fund or shareholders who invest through such investment providers.

■
Investors who hold their shares in an account directly with Neuberger Berman, who held Investor Class shares of Neuberger Berman Large Cap Disciplined Growth Fund prior to April 3, 2009, or Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to June 15, 2009, or Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund prior to July 26, 2010, or Neuberger Berman International Fund prior to December 20, 2010, and who have continuously maintained such account in Investor Class shares of such Fund, may continue to purchase Investor Class shares of that Fund. This does not include any investment providers who have accounts with a Fund or shareholders who invest through such investment providers, who are addressed below.

■
Investment providers who established accounts in Investor Class shares of Neuberger Berman Large Cap Disciplined Growth Fund prior to April 3, 2009, or Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to June 15, 2009, or Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund prior to July 26, 2009, or Neuberger Berman International Fund prior to December 20, 2010, and who have continuously maintained such accounts in Investor Class shares of such Fund, may continue to purchase Investor Class shares of that Fund. Self-directed retail shareholders who hold their shares through an investment provider’s account with Neuberger Berman must maintain such account in Investor Class shares of such Fund with the same investment provider to continue to purchase Investor Class shares of such Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

When you sell shares. If you bought your shares from Neuberger Berman Management LLC, instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed “accepted” when the Funds’ transfer agent has received your order to sell.

If you sell or exchange shares of International Fund within 60 days or less of purchase, you may be charged a redemption fee (see “Redemption Fee”).

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of that Fund’s shareholders as a whole.

Uncashed checks. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

When you exchange shares. You can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

■	both accounts must have the same registration

■	you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

■	because an exchange is treated as a sale of the exchanged shares for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. If you sell or exchange shares of International Fund within 60 days or less of purchase, you may be charged a redemption fee (see “Redemption Fee”).

In addition, Grandfathered Investors may exchange into Class A shares of a fund in the fund family without paying any applicable sales charges.

Placing orders by telephone. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery. You may also use FUNDfone® or visit our website at www.nb.com.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

■	in unusual circumstances where the law allows additional time if needed

■	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

Other policies. Under certain circumstances, the Funds reserve the right to:

■	suspend the offering of shares

■	reject any exchange or purchase order

■	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

■	change, suspend, or revoke the exchange privilege

■	suspend the telephone order privilege

■	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

■	suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

■	change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

■	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares of a Fund directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the Funds and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the Funds described in this prospectus.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares. In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Funds, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of a Fund’s shares. For more information, please see the Funds’ Statement of Additional Information.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

Buying Shares

Method	Things to know	Instructions
Sending us a check
Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Wiring money	All wires must be for at least $1,000
Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the Fund name, your account number and other information as requested

Exchanging from another fund
All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and taxpayer ID number

An exchange order cannot be cancelled or changed once it has been placed
Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or through www.nb.com
By telephone
We do not accept phone orders for a first investment

Additional investments must be for at least $1,000

Additional shares will be purchased when your order is accepted

Not available on retirement accounts

Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDfone®, call 800-335-9366 or you can use www.nb.com

Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

Selling Shares

Method	Things to know	Instructions
Sending us a letter
Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance of all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without a fee

You may need a Medallion signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Sending us a fax	For amounts of up to $50,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number
Calling in your order

All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59 ½ or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days

Call 800-877-9700 to place your order

Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDfone®, call 800-335-9366 or visit www.nb.com

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and taxpayer ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or visit www.nb.com
Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	Call 800-877-9700 for instructions
Redemption Fee	International Fund charges a 2.00% redemption fee on shares redeemed or exchanged for shares of another fund within 60 days or less of purchase	See section entitled “Redemption Fee” or call 800-877-9700 for more information

Retirement Accounts and Plans

We offer investors a number of tax-advantaged accounts and plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of accounts or plans may be beneficial for you. Call 800-877-9700 for information on any Neuberger Berman retirement account or plan.

Internet Connection

Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a fund shareholder, you can use the web site to access account information and even make secure transactions — 24 hours a day. You can also receive Fund documents such as prospectuses and financial reports as well as your statements electronically via NB DeliverE®. If you want further information, please call 800-877-9700.

Redemption Fee

If you sell your shares of International Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a “first-in, first-out” method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption or an exchange of:

shares acquired by reinvestment of dividends or other distributions of the Fund;

shares held in an account of certain retirement plans;

shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or

shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of International Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions. The Fund may not impose the fee on a redemption or exchange of: shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain retirement plans; shares purchased through other investment providers, if that provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management LLC applies the Funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings. The complete portfolio holdings for each Fund (except Genesis Fund) are generally posted 15-30 days after month-end. The complete portfolio holdings for Genesis Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s (except Genesis Fund’s) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Genesis Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

Each Fund uses a “multiple class” structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of the Funds.

NEUBERGER BERMAN EQUITY FUNDS

Investor Class Shares

If you would like further details on these Funds, you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about each Fund, including:
■	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year
■	Fund performance data and financial statements
■	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Fund, including:
■	various types of securities and practices, and their risks
■	investment limitations and additional policies
■	information about the Fund's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Web site: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section,100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2010 Neuberger Berman Management LLC. All rights reserved.

SEC file number 811-00582
A0088 12/10